                                              Pruco Life Insurance Company of New Jersey

                                                   Strategic Partners Annuity One 3

                                                       Strategic Partners Plus 3

                                                       Strategic Partners Select

                                                       Strategic Partner Advisor

                                                  Supplement, dated November 20, 2006
                                                                  To
                                                    Prospectuses, dated May 1, 2006

This supplement  reflects certain changes to the underlying  mutual funds as well as disclosure  reflecting (i) the maximum and current charges for the Guaranteed  Minimum Income Benefit  ("GMIB"),  Lifetime Five Income Benefit,  and Spousal  Lifetime Five Income Benefit
available  under  Strategic  Partners  Annuity One 3 and  Strategic  Partners  Plus 3 and (ii) the maximum and current  charges for the
Lifetime Five Income Benefit available under Strategic Partners Advisor.

In the Summary of Contract Expenses section of the prospectus for each of Strategic Partners Annuity One 3 and Strategic Partners
Plus 3, we revise the line item pertaining to GMIB to read as follows:

Maximum Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals - as a percentage of average GMIB Protected Value*               1.00%

Annual Guaranteed Minimum Income Benefit Charge and
Charge Upon Certain Withdrawals - (for contracts sold on or after
May 1, 2004) - as a percentage of average GMIB Protected Value (current charge)                  0.50%

*We reserve the right to increase this charge to the maximum indicated upon any reset of the benefit or any new election of the benefit.

      In the table entitled Periodic Account Expenses,  Insurance and Administrative  Expenses with the Indicated  Benefits,  we revise the line items  pertaining  to the death  benefit  options,  Lifetime  Five,  and Spousal  Lifetime  Five to read as follows.  In addition,  we add a footnote  (which  appears  immediately  after  "Insurance  And  Administrative  Expenses  With The  Indicated
      Benefits"):

                                                                                           Contract       Contract without
                                                                                             with              Credit
                                                                                            Credit
Maximum charge for Lifetime Five*                                                            1.50%              1.50%
Maximum charge for Spousal Lifetime Five*                                                    1.50%              1.50%
Lifetime Five Income Benefit (current charge)                                                0.60%              0.60%
Spousal Lifetime Five Income Benefit (current charge)                                        0.75%              0.75%
Base Death Benefit                                                                           1.50%              1.40%
Guaranteed Minimum Death Benefit Option - Step-Up                                            1.75%              1.65%
     *In our original state filings for each of these benefits, we set forth maximum charges that we now are in the process of amending.  Specifically, we have commenced filings to establish the 1.50% maximum charge depicted above - - for both existing contracts and new-issue contracts.  As contemplated by those filings, we have the right to increase the charge for each of these benefits up to the 1.50% maximum upon a step-up, or for a new election of each such benefit.  However, we have no present intention of increasing the charge for those benefits to that maximum level.

In the Summary of Contract Expenses section of the prospectus for Strategic Partners Advisor, under Insurance and Administrative
Expenses, we add line items that set forth the maximum charge for the Lifetime Five Income Benefit and the current charge for
Lifetime Five:

     Maximum charge for Lifetime Five Income Benefit*                                       1.50%

     Current charge for Lifetime Five Income Benefit*                                           0.60%

     *In our original state filings for this benefit, we set forth maximum charges that we now are in the process of amending.
     Specifically, we have commenced filings with the states to establish the 1.50% maximum charge depicted above - - for both existing contracts and new-issue contracts.  As contemplated by those filings, we have the right to increase the charge for this benefit up to the 1.50% maximum upon a step-up, or for a new election of such benefit.  However, we have no present intention of increasing the charges for this benefit to that maximum level.

In Section 2 of each prospectus, we make the following change to the chart setting forth a brief description of each variable investment option, to reflect a subadviser name change:

o        SP Small Cap Value Portfolio,  AST Small Cap Value Portfolio,  and Prudential Series Fund Equity Portfolio.  Salomon Brothers
         Asset Management will change its name to ClearBridge Advisors, LLC, effective in December 2006.

In section 2 of each prospectus, we revise the investment objectives/policies section, and portfolio adviser/sub-adviser section for two Portfolios to read as follows.  These new descriptions reflect the addition of sub-advisers as well as revisions to non-fundamental investment policies:

o        SP LSV International Value Portfolio:

------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Value Portfolio (formerly SP LSV International Value Portfolio):  seeks         LSV Asset Management,
                    capital growth.  The Portfolio normally invests at least 80% of the Portfolio's investable        Thornburg Investment
                    assets (net assets plus borrowings made for investment purposes) in the equity securities of        Management, Inc.
      Equity        companies in developed countries outside the United States that are represented in the MSCI
                    EAFE Index.

------------------- ------------------------------------------------------------------------------------------------ -----------------------

o        SP William Blair International Growth Portfolio
------------------- ------------------------------------------------------------------------------------------------ -----------------------
                                                                                                                           PORTFOLIO
      STYLE/                                         INVESTMENT OBJECTIVES/POLICIES                                         ADVISER/
       TYPE                                                                                                               SUB-ADVISER
------------------- ------------------------------------------------------------------------------------------------ -----------------------
------------------- ------------------------------------------------------------------------------------------------ -----------------------
   International    SP International Growth Portfolio (formerly, SP William Blair International Growth                  Marsico Capital
                    Portfolio):  seeks long-term capital appreciation.  The Portfolio invests primarily in              Management LLC,
                    equity-related securities of foreign issuers. The Portfolio invests primarily in the common         William Blair &
                    stock of large and medium-sized foreign companies, although it may also invest in companies of        Company, LLC
                    all sizes. Under normal circumstances, the Portfolio invests at least 65% of its total assets
      Equity        in common stock of foreign companies operating or based in at least five different countries, which may include countries with emerging markets. The Portfolio looks primarily for stocks of companies whose earnings are growing at a faster rate than other companies or which offer attractive growth potential.
------------------- ------------------------------------------------------------------------------------------------ -----------------------

      This  prospectus  supplement is intended to amend the  prospectus for the annuity you own, and is not intended to be a prospectus or offer for any annuity listed here that you do not own.

SPVANJSUP1